POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 6, 2017

TO THE PROSPECTUS DATED FEBRUARY 24, 2017 FOR:

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares S&P 500® High Beta Portfolio

The Prospectus is revised as follows:

Effective immediately, on page 207, the section titled “Additional Information About the Funds’ Strategies and Risks—Non-Principal Investment Strategies—Securities Lending” is deleted and replaced with the following:

“Securities Lending

Each of PowerShares DWA Developed Markets Momentum Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares International BuyBack AchieversTM Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares Russell 1000 Equal Weight Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, each such Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-EQI-SUP-9 100617

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 6, 2017

TO THE PROSPECTUS DATED FEBRUARY 24, 2017 FOR:

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

The Prospectus is revised as follows:

Effective immediately, on page 14, the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is amended by adding the following immediately after the subsection “—Borrowing Money”:

“Securities Lending

The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.”

Effective immediately, on page 14, the section titled “Additional Information About the Fund’s Strategies and Risks—Additional Risks of Investing in the Fund” is amended by adding the following immediately before the subsection “—Trading Issues”:

“Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lent its securities and was unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-DWLV-SUP-3 100617

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 6, 2017

TO THE PROSPECTUS DATED FEBRUARY 24, 2017 FOR:

PowerShares CEF Income Composite Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Variable Rate Preferred Portfolio

The Prospectus is revised as follows:

Effective immediately, on page 100, the section titled “Additional Information About the Funds’ Strategies and Risks—Non-Principal Investment Strategies—Securities Lending” is deleted and replaced with the following:

“Securities Lending

Each of PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Preferred Portfolio and PowerShares Variable Rate Preferred Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, each Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-FIX-SUP-5 100617

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 6, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 24, 2017 FOR:

PowerShares CEF Income Composite Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares Variable Rate Preferred Portfolio

Effective immediately, on page 131, the disclosure in the section titled “MANAGEMENT—Securities Lending Agents” is deleted and replaced with the following:

“Securities Lending Agents. Brown Brothers Harriman & Co. (“BBH”) acts as the securities lending agent for PowerShares DWA Developed Markets Momentum Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio. Citibank N.A. (“Citi”) acts as the securities lending agent for PowerShares CEF Income Composite Portfolio, PowerShares DWA Momentum & Low Volatility Rotation Portfolio, PowerShares DWA Tactical Sector Rotation Portfolio, PowerShares DWA Tactical Multi-Asset Income Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares International BuyBack AchieversTM Portfolio, PowerShares Preferred Portfolio, PowerShares Russell 1000 Equal Weight Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio PowerShares S&P SmallCap Health Care Portfolio and PowerShares Variable Rate Preferred Portfolio.”

Please Retain This Supplement For Future Reference.

P-PS-SOAI-TRUST-II-SUP-3 100617